Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments
Changes in equity investments

	Chengdu Seasky	Ye Net	Zhizhu Network	Unknown Worlds	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2009	16,417,182	14,054,055	-	-	30,471,237
Investment	-	-	27,000,000	-	27,000,000
Share of (loss) / income in equity investment	(5,850,789)	226,239	(2,467,778)	-	(8,092,328)

Balance as of December 31, 2010	10,566,393	14,280,294	24,532,222	-	49,378,909
Investment	-	-	-	10,803,330	10,803,330
Share of (loss) / income in equity investment	(513,232)	889,549	(952,474)	(998,349)	(1,574,506)
Converted to controlling interest	-	(15,169,843)	-	-	(15,169,843)
Disposal of equity investment	(10,053,161)	-	-	-	(10,053,161)

Balance as of December 31, 2011	-	-	23,579,748	9,804,981	33,384,729